UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 15, 2012

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       80
Form 13F Information Table Value Total:       125598
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100      51       740SH     SOLE            740
AFLAC INC                          COM            001055102      53      1110SH     SOLE           1110
APACHE CORP                        COM            037411105    4039     46709SH     SOLE          46709
APPLIED MATLS INC                  COM            038222105    1239    110990SH     SOLE         110990
GALLAGHER ARTHUR J                 COM            363576109      48      1340SH     SOLE           1340
BEST BUY INC                       COM            086516101     865     50330SH     SOLE          50330
BLUCORA                            COM            095229100    1786    100290SH     SOLE         100290
BP PLC                             ADR            055622104    1198     28280SH     SOLE          28280
CANADIAN NAT RES LTD               COM            136385101    3980    129000SH     SOLE         129000
CAPITAL ONE FINL CORP              COM            14040H105    1428     25050SH     SOLE          25050
CARRIZO OIL & CO INC               COM            144577103    1998     79870SH     SOLE          79870
COMPANHIA ENERGETICA DE MINA       ADR            204409601     304     25066SH     SOLE          25066
CENTURYLINK INC                    COM            156700106    1357     33577SH     SOLE          33577
CHESAPEAKE ENERGY CORP             COM            165167107    3917    207600SH     SOLE         207600
CHEVRON CORP                       COM            166764100    4266     36600SH     SOLE          36600
CHINA MOBILE LIMITED               ADR            16941M109      48       860SH     SOLE            860
COCA COLA CO                       COM            191216100      46      1220SH     SOLE           1220
COMCAST CORP                       CL A           20030N101    1640     45850SH     SOLE          45850
CONOCOPHILLIPS                     COM            20825C104    4250     74328SH     SOLE          74328
DANAHER CORP                       COM            235851102    1310     23750SH     SOLE          23750
DEVON ENERGY CORP                  COM            25179M103    3999     66100SH     SOLE          66100
EBAY INC                           COM            278642103    1739     35930SH     SOLE          35930
EXXON MOBIL                        COM            30231G102    4298     47000SH     SOLE          47000
GENERAL DYNAMICS CORP              COM            369550108      48       720SH     SOLE            720
GILEAD SCIENCES INC                COM            375558103    1879     28330SH     SOLE          28330
HALLIBURTON CO                     COM            406216101    4248    126100SH     SOLE         126100
HELIX ENERGY SOLUTIONS             COM            42330P107    3898    213380SH     SOLE         213380
HESS CORP                          COM            42809H107    4413     82143SH     SOLE          82143
HONDA MOTOR LTD                    ADS            438128308     616     19940SH     SOLE          19940
HSBC HLDGS PLC                     ADR            404280406     182      3924SH     SOLE           3924
ILLINOIS TOOL WKS INC              COM            452308109      54       900SH     SOLE            900
INTEL CORP                         COM            458140100    1065     47020SH     SOLE          47020
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1259      9440SH     SOLE           9440
ITRON INC                          COM            465741106     518     12000SH     SOLE          12000
JA SOLAR HOLDINGS CO               ADR            466090107    1653   1908900SH     SOLE        1908900
JOHNSON & JOHNSON                  COM            478160104      48       700SH     SOLE            700
KRAFT FOODS INC                    CL A           50075N104      51      1240SH     SOLE           1240
L-3MUNICATIONS HLDGS INC           COM            502424104    1273     17750SH     SOLE          17750
LDK SOLAR CO LTD                   ADR            50183L107     170    155800SH     SOLE         155800
MARATHON OIL CORP                  COM            565849106    4143    140100SH     SOLE         140100
MATTEL INC                         COM            577081102      51      1450SH     SOLE           1450
MERCK                              COM            58933Y105      51      1140SH     SOLE           1140
MICROSOFT CORP                     COM            594918104      46      1550SH     SOLE           1550
NETEASE INC                        ADR            64110W102    5897    105040SH     SOLE         105040
NEWFIELD EXPL CO                   COM            651290108    3849    122886SH     SOLE         122886
NOBLE ENERGY INC                   COM            655044105    4110     44335SH     SOLE          44335
NOKIA CORP                         ADR            654902204     556    216422SH     SOLE         216422
NVIDIA CORP                        COM            67066G104    1139     85395SH     SOLE          85395
ORACLE CORP                        COM            68389X105    1250     39680SH     SOLE          39680
ORMAT TECHNOLOGIES INC             COM            686688102     415     22119SH     SOLE          22119
PARAMETRIC TECHNOLOGY CORP         COM            699173209    1271     58310SH     SOLE          58310
PATTERSON UTI ENERGY INC           COM            703481101    3955    249670SH     SOLE         249670
PENN VA CORP                       COM            707882106    1455    234700SH     SOLE         234700
PEPSICO INC                        COM            713448108      47       670SH     SOLE            670
PETROCHINA CO LTD                  ADR            71646E100     201      1560SH     SOLE           1560
PFIZER INC                         COM            717081103      51      2070SH     SOLE           2070
POWER ONE INC NEW                  COM            73930R102     631    113000SH     SOLE         113000
PROCTER & GAMBLE CO                COM            742718109      53       770SH     SOLE            770
RENESOLA LTD                       ADS            75971T103    1169    817400SH     SOLE         817400
RESEARCH IN MOTION LTD             COM            760975102     275     36660SH     SOLE          36660
REYNOLDS AMERICAN INC              COM            761713106      46      1060SH     SOLE           1060
ROPER INDS INC                     COM            776696106    1382     12580SH     SOLE          12580
SOHU INC                           COM            83408W103    3472     84450SH     SOLE          84450
STATE STR CORP                     COM            857477103    1224     29174SH     SOLE          29174
STONE ENERGY CORP                  COM            861642106    2233     88900SH     SOLE          88900
STR HLDGS INC                      COM            78478V100     354    114200SH     SOLE         114200
SUNCOR ENERGY INC                  COM            867224107    4470    135876SH     SOLE         135876
SUNPOWER                           COM            867652406     366     81205SH     SOLE          81205
SUNTECH PWR HLDGS CO               ADR            86800C104     213    247291SH     SOLE         247291
TAIWAN SEMICONDUCTOR MFG LTD       ADR            874039100    1467     92729SH     SOLE          92729
TD AMERITRADE HLDG CORP            COM            87236Y108    1169     76080SH     SOLE          76080
TOYOTA MOTOR CORP                  ADR            892331307     686      8740SH     SOLE           8740
TRIANGLE PETE CORP                 COM            89600B201     573     80000SH     SOLE          80000
TRINA SOLAR LIMITED                ADR            89628E104    2330    525600SH     SOLE         525600
UNIT CORP                          COM            909218109    3980     95897SH     SOLE          95897
VALERO ENERGY CORP                 COM            91913Y100    4191    132299SH     SOLE         132299
V F CORP                           COM            918204108      56       350SH     SOLE            350
VODAFONE GROUP PLC                 ADR            92857W209    1255     44045SH     SOLE          44045
WAL-MART STORES INC                COM            931142103      50       680SH     SOLE            680
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     232    136500SH     SOLE         136500

</SEC-DOCUMENT>
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